Cover	12 Months Ended
May 03, 2025
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Credo Technology Group Holding Ltd
Entity Central Index Key	0001807794